Accrued Expenses	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Payables and Accruals [Abstract]
Accrued Expenses

(8) Accrued Expenses

As of September 26, 2021 and June 27, 2021, accrued expenses consist of:

	September 26, 2021	June 27, 2021
Taxes and licenses	$10,539	$9,646
Customer deposits	10,522	7,114
Compensation	9,466	13,577
Insurance	6,130	8,285
Utilities	4,983	3,399
Deferred rent	4,257	4,384
Interest	4,143	4,693
Other	3,187	1,842
Professional fees	3,163	4,473
Deferred revenue	3,159	5,885
Asset retirement obligations	62	352
Total accrued expenses	$59,611	$63,650

(7) Accrued Expenses

As of June 27, 2021 and June 28, 2020, accrued expenses consist of:

	June 27, 2021	June 28, 2020
Compensation	$13,577	$3,012
Taxes and licenses	9,646	9,754
Insurance	8,285	7,606
Customer deposits	7,114	3,324
Deferred revenue	5,885	5,044
Interest	4,693	4,143
Professional fees	4,473	614
Deferred rent	4,384	2,650
Utilities	3,399	1,734
Other	1,842	2,476
Asset retirement obligations	352	355
Total accrued expenses	$63,650	$40,712